FUTURE POLICY BENEFITS - Reconciliation to Future Policy Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits	$ 8,011	$ 2,330
Future Policy Benefit
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits	6,100	2,171
Direct insurance | Future Policy Benefit
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits	3,136	0
Direct insurance | Deferred Profit Liability
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits	24	0
Pension risk transfer | Future Policy Benefit
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits	2,964	2,171
Pension risk transfer | Deferred Profit Liability
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits	187	158
Pension risk transfer | Other contracts and VOBA
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits	$ 1,700	$ 0